Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Counterparty (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 10,857,522	₩ 8,644,782
Unconfirmed guarantees	4,086,860	4,571,270
Total	₩ 14,944,382	₩ 13,216,052
Proportion (%)	100.00%	100.00%
Large companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 9,988,889	₩ 7,530,546
Unconfirmed guarantees	3,397,689	3,810,565
Total	₩ 13,386,578	₩ 11,341,111
Proportion (%)	89.58%	85.81%
Small and medium-sized companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 736,810	₩ 718,722
Unconfirmed guarantees	454,574	496,709
Total	₩ 1,191,384	₩ 1,215,431
Proportion (%)	7.97%	9.20%
Public sector and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 131,823	₩ 395,514
Unconfirmed guarantees	234,597	263,996
Total	₩ 366,420	₩ 659,510
Proportion (%)	2.45%	4.99%